Shareholder Report, Average Annual Return (Details) 74200000400_Templeton Global Smaller Companies Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	9.01%	0.31%	5.61%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.01%	0.31%	5.61%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.35%	10.89%	12.58%
MSCI All Country World Small Cap Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Small Cap Index-NR
Average Annual Return, Percent	22.39%	7.24%	10.19%